Impairments (Details) (USD $) In Millions, unless otherwise specified	6 Months Ended					6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2013 Maximum [Member]	Jun. 30, 2013 Minimum [Member]	Dec. 31, 2013 Scenario, Forecast [Member]	Jun. 30, 2013 Continental Africa [Member]	Jun. 30, 2012 Continental Africa [Member]	Jun. 30, 2013 Continental Africa [Member] Mineral rights [Member]	Jun. 30, 2012 Continental Africa [Member] Mineral rights [Member]	Jun. 30, 2013 Continental Africa [Member] Mine infrastructure, development and assets [Member]	Jun. 30, 2012 Continental Africa [Member] Mine infrastructure, development and assets [Member]	Jun. 30, 2013 Continental Africa [Member] Acquired properties [Member]	Jun. 30, 2012 Continental Africa [Member] Acquired properties [Member]	Jun. 30, 2013 Continental Africa [Member] Obuasi [Member] Tailings storage facility [Member]	Jun. 30, 2012 Continental Africa [Member] Obuasi [Member] Tailings storage facility [Member]	Jun. 30, 2013 Continental Africa [Member] Obuasi [Member] Vehicles and mining equipment [Member]	Jun. 30, 2012 Continental Africa [Member] Obuasi [Member] Vehicles and mining equipment [Member]	Jun. 30, 2013 Continental Africa [Member] Mongbwalu [Member] Mine infrastructure, development and assets [Member]	Jun. 30, 2012 Continental Africa [Member] Mongbwalu [Member] Mine infrastructure, development and assets [Member]	Jun. 30, 2013 Americas [Member]	Jun. 30, 2012 Americas [Member]	Jun. 30, 2013 Americas [Member] Mine infrastructure, development and assets [Member]	Jun. 30, 2012 Americas [Member] Mine infrastructure, development and assets [Member]	Jun. 30, 2013 Americas [Member] Licences and software [Member]	Jun. 30, 2012 Americas [Member] Licences and software [Member]	Jun. 30, 2013 Americas [Member] Acquired properties [Member]	Jun. 30, 2012 Americas [Member] Acquired properties [Member]	Jun. 30, 2013 Australasia [Member] Sunrise Dam [Member]
Impairment Assets [Line Items]
Impairment of Long-Lived Assets Held-for-use											$ 49	$ 0	$ 864	$ 0											$ 495	$ 0
Impairment of Long-Lived Assets to be Disposed of																	5	0	0	1
Exploration Abandonment and Impairment Expense																					103	0
Impairment and write-off of acquired properties															562	0													23	0
Impairment and write-off of licenses and software																											5	0
Impairment of goodwill									10	0													18	0
Asset Impairment Charges, Total	$ 2,134	$ 1
Asset Impairment Charges [Abstract]
Impairment, Real Pre Tax Rate (Percent)						18.10%	6.20%
Long-term real gold price estimate (USD per ounce)	1,252		1,584	1,530	1,113
Average gold price (USD per ounce)	1,529
Goowill, Real pre-tax discount rate (percent)																															10.90%
Property, Plant and Equipment, Estimated Useful Lives (Years)						47 years	3 years
Impaired Long-Lived Assets Held and Used, Facts and Circumstances Leading to Impairment								Should the gold price assumption used in 2013 be revised significantly downward for any reason (by more than 10 percent), long-lived assets related to Great Noligwa, Iduapriem, Siguiri, Geita, AngloGold Ashanti Córrego do Sítío Mineração and Cerro Vanguardia are most vulnerable to impairment.
Goodwill, Impaired, Change in Estimate Description								Should the gold price assumption used in 2013 be revised significantly downward for any reason (by more than 10 percent), goodwill related to Mine Waste Solutions is most vulnerable to impairment.